Shareholders' equity and share-based payments - Perpetual subordinated notes (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€) tranche	Dec. 31, 2015 EUR (€) tranche	Dec. 31, 2019 USD ($)
Shareholders' equity
Number of tranches of deeply subordinated perpetual maturity callable notes issued | tranche					3	2
Amount of perpetual deeply subordinated notes recorded in equity | $							$ 10,333
Coupons booked in deduction of shareholders' equity | $		$ 353	$ 315	$ 302
Perpetual subordinated notes issued, 1.750%, callable after 5 years
Shareholders' equity
Interest rate (as percent)	1.75%						1.75%
Years after which notes are callable	5 years	5 years
Principal amount	€ 1,500
Subordinated note, 3.875%, perpetual maturity callable after 6 years
Shareholders' equity
Interest rate (as percent)					3.875%
Years after which notes are callable					6 years
Principal amount					€ 1,750
Subordinated note, 2.708%, perpetual maturity callable after 6.6 years
Shareholders' equity
Interest rate (as percent)					2.708%
Years after which notes are callable					6 years 7 months 6 days
Principal amount					€ 1,000
Subordinated note, 3.369%, perpetual maturity callable after 10 years
Shareholders' equity
Interest rate (as percent)					3.369%
Years after which notes are callable					10 years
Principal amount					€ 1,500
Subordinated note, 2.250%, perpetual maturity callable after 6 years
Shareholders' equity
Interest rate (as percent)						2.25%
Years after which notes are callable						6 years
Principal amount	1,000					€ 2,500
Amount tendered	€ 1,500
Subordinated note, 2.625%, perpetual maturity callable after 10 years
Shareholders' equity
Interest rate (as percent)						2.625%
Years after which notes are callable						10 years
Principal amount						€ 2,500